Basis of presentation and accounting policies - Recognized right-of-use assets (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 11,846	$ 8,380	$ 11,846
Land, building and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets			10,103
Plant and production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets			1,224
Vehicles furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 519	$ 340	$ 519